owners' equity (Details) shares in Millions	6 Months Ended
	Jun. 30, 2024 Vote shares	Dec. 31, 2022 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians	66.67%
First Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Common Shares
Common Share capital
Shares authorized	4,000	4,000
Number of votes per common share | Vote	1
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance	105
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance	46
Common Shares | TELUS Corporation share options
Common Share capital
Shares reserved for issuance	12